Business Combination (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

As a result, the Company determined its preliminary allocation of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,054
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	294,406

Accounts payable, accrued expenses and other current liabilities	26,527
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,370
Long-term debt	8,781
Total liabilities assumed	207,341

Net assets acquired	$87,065

Schedule of Fair Value of Consideration Paid

The fair value of the consideration paid was as follows:

Purchase Price:
Cash consideration paid	$86,178

Common stock issued to former stockholders, option holders, and bonus recipients of Lazy Days’ R.V. Center, Inc.	29,400
$115,578

Schedule of Goodwill Associated with Merger	Goodwill associated with the Mergers is detailed below:
As of March 15, 2018
Total consideration	$115,578
Less net assets acquired	$87,065
Goodwill	$28,513

Schedule of Identifiable Intangible Assets Acquired

The following table summarizes the Company’s preliminary allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade Names, Service Marks and Domain Names	$30,100	N/A
Customer Lists	9,100	12 years
Dealer Agreements	29,000	12 Years
Total intangible assets	$68,200

Schedule of Pro Forma Financial Information

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers had been consummated on January 1, 2017.

	Pro Forma Combined Statements of Income
	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
Revenue	$162,114	$164,761	$339,958	$334,726
Income before income taxes	$3,018	$4,967	$9,129	$10,378
Net income	$1,842	$3,075	$6,038	$6,424